TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount [member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable [Line Items]
Trade accounts receivable	$ 532,106	$ 1,073,599
Other accounts receivable	194,454	275,876
Total trade and other accounts receivable	726,560	1,349,475
Accumulated impairment [member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable [Line Items]
Trade accounts receivable	(122,193)	(100,402)
Other accounts receivable
Less: Expected credit loss	(122,193)	(100,402)
Total net trade and accounts receivable	604,367	1,249,073
Less: non-current portion – accounts receivable	(4,986)	(4,725)
Trade and other accounts receivable, current	$ 599,381	$ 1,244,348